Fees Summary	1 Months Ended
Oct. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 189,519,998.07
Previously Paid Amount	0
Total Fee Amount	16,488.24
Total Offset Amount	0
Net Fee	$ 16,488.24